Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 1, 2011
Registrant Name	dei_EntityRegistrantName	GPS Funds II
Central Index Key	dei_EntityCentralIndexKey	0001504079
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
GuidePath(SM) Strategic Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Strategic Asset Allocation Fund | GuidePath(SM) Strategic Asset Allocation Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPSTX
GuidePath(SM) Strategic Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Strategic Asset Allocation Fund | GuidePath(SM) Strategic Asset Allocation Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISRX
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPTCX
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITTX
GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPTUX
GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITUX
GuidePath(SM) Absolute Return Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Absolute Return Asset Allocation Fund | GuidePath(SM) Absolute Return Asset Allocation Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPARX
GuidePath(SM) Absolute Return Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Absolute Return Asset Allocation Fund | GuidePath(SM) Absolute Return Asset Allocation Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIARX
GuideMark(SM) Opportunistic Fixed Income Fund (Prospectus Summary) | GuideMark(SM) Opportunistic Fixed Income Fund | GuideMark(SM) Opportunistic Fixed Income Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOFX
GuideMark(SM) Opportunistic Fixed Income Fund (Prospectus Summary) | GuideMark(SM) Opportunistic Fixed Income Fund | GuideMark(SM) Opportunistic Fixed Income Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMIFX
GuideMark(SM) Global Real Return Fund (Prospectus Summary) | GuideMark(SM) Global Real Return Fund | GuideMark(SM) Global Real Return Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMGLX
GuideMark(SM) Global Real Return Fund (Prospectus Summary) | GuideMark(SM) Global Real Return Fund | GuideMark(SM) Global Real Return Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGLX

GuidePath(SM) Strategic Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Strategic Asset Allocation Fund
GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND
Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the "Fund") seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuidePath(SM) Strategic Asset Allocation Fund		GuidePath(SM) Strategic Asset Allocation Fund Service Shares	GuidePath(SM) Strategic Asset Allocation Fund Institutional Shares
Management Fees		0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Administrative Service Fees		0.25%	none
All Other Expenses		0.20%	0.20%
Other Expenses	[1]	0.45%	0.20%
Acquired Fund Fees and Expenses		0.67%	0.67%
Total Annual Fund Operating Expenses		1.62%	1.12%
[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GuidePath(SM) Strategic Asset Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
GuidePath(SM) Strategic Asset Allocation Fund Service Shares	165	511
GuidePath(SM) Strategic Asset Allocation Fund Institutional Shares	114	356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (ETFs). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The Fund's primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in
Underlying Funds managed by the Advisor and/or ETFs. For other exposures, the
Fund may buy other mutual funds, specialty funds or ETFs. The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund's assets are strategically allocated, either directly or indirectly via the
Underlying Funds, among various asset classes, including domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities. The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund's assets are also typically allocated among a variety of sub-asset classes. The Fund's equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities. The Fund's fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. Typically, a substantial portion of the Fund's fixed income allocation will be in investment grade fixed income investments with varying maturities.

The Advisor's strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio.

The Fund's strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time. Under normal circumstances, the Fund's asset allocation mix may be expected to be 98% equities and 2% cash equivalent investments. Over time, the asset allocation mix may change as a result of changing capital market assumptions. The Fund is expected to maintain at least
90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents). The Fund also may allocate significant assets to international equity markets, up to 45% to developed international markets and up to 35% to emerging markets. The Fund's portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investments in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the
Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by a Nationally Recognized
Statistical Rating Organization ("NRSRO"). Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk: The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
GuidePath(SM) Strategic Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Strategic Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
GuidePathSM Strategic Asset Allocation Fund (the "Fund") seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (ETFs). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The Fund's primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in
Underlying Funds managed by the Advisor and/or ETFs. For other exposures, the
Fund may buy other mutual funds, specialty funds or ETFs. The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund's assets are strategically allocated, either directly or indirectly via the
Underlying Funds, among various asset classes, including domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities. The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund's assets are also typically allocated among a variety of sub-asset classes. The Fund's equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities. The Fund's fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. Typically, a substantial portion of the Fund's fixed income allocation will be in investment grade fixed income investments with varying maturities.

The Advisor's strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio.

The Fund's strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time. Under normal circumstances, the Fund's asset allocation mix may be expected to be 98% equities and 2% cash equivalent investments. Over time, the asset allocation mix may change as a result of changing capital market assumptions. The Fund is expected to maintain at least
90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents). The Fund also may allocate significant assets to international equity markets, up to 45% to developed international markets and up to 35% to emerging markets. The Fund's portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investments in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the
Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by a Nationally Recognized
Statistical Rating Organization ("NRSRO"). Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk: The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
GuidePath(SM) Strategic Asset Allocation Fund | GuidePath(SM) Strategic Asset Allocation Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	511
GuidePath(SM) Strategic Asset Allocation Fund | GuidePath(SM) Strategic Asset Allocation Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356

[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund
GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND
Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the "Fund") seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund		GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund Service Shares	GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund Institutional Shares
Management Fees		0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Administrative Service Fees		0.25%	none
All Other Expenses		0.20%	0.20%
Other Expenses	[1]	0.45%	0.20%
Acquired Fund Fees and Expenses		0.72%	0.72%
Total Annual Fund Operating Expenses		1.67%	1.17%
[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund (USD $)	Expense Example, With Redemption, No Expense Reimbursement, 1 Year	Expense Example, With Redemption, No Expense Reimbursement, 3 Years
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund Service Shares	170	526
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund Institutional Shares	119	372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (ETFs). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The Fund's primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in
Underlying Funds managed by the Advisor and/or ETFs. For other exposures, the
Fund may buy other mutual funds, specialty funds or ETFs. The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund's assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities. The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund's assets are also typically allocated among a variety of sub-asset classes. The Fund's equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities. The Fund's fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. Typically, a substantial portion of the Fund's fixed income allocation will be in investment grade fixed income investments with varying maturities.

The Advisor's strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio.

Under normal circumstances, the Fund's asset allocation mix may be expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments. Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities. For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that it is overvalued, it may decrease the equity allocation to 55%. The fixed income allocations generally would range from 10% to 45%, including cash equivalents ranging from 2% to 20% or alternative strategies ranging from 0% to 30%. Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term. The Fund's portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use Derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulatio n of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in the decline of income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the "Fund") seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (ETFs). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The Fund's primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in
Underlying Funds managed by the Advisor and/or ETFs. For other exposures, the
Fund may buy other mutual funds, specialty funds or ETFs. The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund's assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities. The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund's assets are also typically allocated among a variety of sub-asset classes. The Fund's equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities. The Fund's fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. Typically, a substantial portion of the Fund's fixed income allocation will be in investment grade fixed income investments with varying maturities.

The Advisor's strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio.

Under normal circumstances, the Fund's asset allocation mix may be expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments. Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities. For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that it is overvalued, it may decrease the equity allocation to 55%. The fixed income allocations generally would range from 10% to 45%, including cash equivalents ranging from 2% to 20% or alternative strategies ranging from 0% to 30%. Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term. The Fund's portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use Derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulatio n of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in the decline of income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0001504079_ExpenseExampleNoExpenseReimbursementYear01	170
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0001504079_ExpenseExampleNoExpenseReimbursementYear03	526
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0001504079_ExpenseExampleNoExpenseReimbursementYear01	119
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0001504079_ExpenseExampleNoExpenseReimbursementYear03	372

[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund
GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND
Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the "Fund") seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund		GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund Service Shares	GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund Institutional Shares
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Administrative Service Fees		0.25%	none
All Other Expenses		0.20%	0.20%
Other Expenses	[1]	0.45%	0.20%
Acquired Fund Fees and Expenses		0.67%	0.67%
Total Annual Fund Operating Expenses		1.72%	1.22%
[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund Service Shares	175	542
GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund Institutional Shares	124	387

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (ETFs). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The Fund's primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in
Underlying Funds managed by the Advisor and/or ETFs. For other exposures, the
Fund may buy other mutual funds, specialty funds or ETFs. The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund's assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. Typically, a significant portion of the Fund's fixed income allocation will be in investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the
Fund's portfolio.

The Fund's asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments. If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund's asset allocation mix may significantly change over time in response to opportunities as they are identified. The Fund's portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares. shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the "Fund") seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (ETFs). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The Fund's primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in
Underlying Funds managed by the Advisor and/or ETFs. For other exposures, the
Fund may buy other mutual funds, specialty funds or ETFs. The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund's assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. Typically, a significant portion of the Fund's fixed income allocation will be in investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the
Fund's portfolio.

The Fund's asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments. If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund's asset allocation mix may significantly change over time in response to opportunities as they are identified. The Fund's portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares. shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	387

[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

GuidePath(SM) Absolute Return Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Absolute Return Asset Allocation Fund
GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND
Investment Objective
The GuidePathSM Absolute Return Asset Allocation Fund (the "Fund") seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuidePath(SM) Absolute Return Asset Allocation Fund		GuidePath(SM) Absolute Return Asset Allocation Fund Service Shares	GuidePath(SM) Absolute Return Asset Allocation Fund Institutional Shares
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Administrative Service Fees		0.25%	none
All Other Expenses		0.20%	0.20%
Other Expenses	[1]	0.45%	0.20%
Acquired Fund Fees and Expenses		0.86%	0.86%
Total Annual Fund Operating Expenses		1.91%	1.41%
[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GuidePath(SM) Absolute Return Asset Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
GuidePath(SM) Absolute Return Asset Allocation Fund Service Shares	194	600
GuidePath(SM) Absolute Return Asset Allocation Fund Institutional Shares	144	446

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (ETFs). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The Fund may also invest directly in securities. The Fund's primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in Underlying Funds managed by the Advisor and/or ETFs. For other exposures, the Fund may buy other mutual funds, specialty funds or ETFs. The Fund may also invest directly in securities.

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio. The research providers' absolute return asset allocation approaches typically utilize fundamental and quantitative analysis regarding analysis of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund's objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the
Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.
Derivatives can be complex and may perform in ways unanticipated by the Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk: The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
GuidePath(SM) Absolute Return Asset Allocation Fund (Prospectus Summary) | GuidePath(SM) Absolute Return Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The GuidePathSM Absolute Return Asset Allocation Fund (the "Fund") seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (ETFs). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The Fund may also invest directly in securities. The Fund's primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in Underlying Funds managed by the Advisor and/or ETFs. For other exposures, the Fund may buy other mutual funds, specialty funds or ETFs. The Fund may also invest directly in securities.

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio. The research providers' absolute return asset allocation approaches typically utilize fundamental and quantitative analysis regarding analysis of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund's objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the
Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.
Derivatives can be complex and may perform in ways unanticipated by the Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk: The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
GuidePath(SM) Absolute Return Asset Allocation Fund | GuidePath(SM) Absolute Return Asset Allocation Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	600
GuidePath(SM) Absolute Return Asset Allocation Fund | GuidePath(SM) Absolute Return Asset Allocation Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446

[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

GuideMark(SM) Opportunistic Fixed Income Fund (Prospectus Summary) | GuideMark(SM) Opportunistic Fixed Income Fund
GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND
Investment Objective
The GuideMarkSM Opportunistic Fixed Income Fund (the "Fund") seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains. The Fund seeks to maximize total return, consisting of capital appreciation and current income, by investing in global fixed income markets.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideMark(SM) Opportunistic Fixed Income Fund		GuideMark(SM) Opportunistic Fixed Income Fund Institutional Shares	GuideMark(SM) Opportunistic Fixed Income Fund Service Shares
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Administrative Service Fees		0.25%	none
All Other Expenses		0.30%	0.30%
Other Expenses	[1]	0.55%	0.30%
Total Annual Fund Operating Expenses		1.50%	1.00%
[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GuideMark(SM) Opportunistic Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
GuideMark(SM) Opportunistic Fixed Income Fund Institutional Shares	153	474
GuideMark(SM) Opportunistic Fixed Income Fund Service Shares	102	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective under a variety of market, political and economic conditions by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities. The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials. The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset
(derivative investments). The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts. In addition, the Fund's assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.

The Fund's investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features. In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration. The average maturity of fixed income securities and related instruments in the Fund's portfolio will fluctuate depending on the manager's outlook on changing market, economic, and political conditions. Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below. The Fund may utilize fixed income derivatives to lower or extend the Fund's duration substantially. The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as "junk bonds"), and may buy bonds that are in default. It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The use of these derivative transactions may allow the Fund to obtain net long or net negative
(short) exposures to selected interest rates, countries, duration or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund's assets based upon their assessments of changing market, political and economic conditions. Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets. The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund's currency exposure will be actively managed and will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks. These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: The risk that an investment or allocation strategy used for the
Fund may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Foreign Securities Risk: The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities and foreign currencies described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency re-patriation restrictions.

Foreign Exchange Trading Risk: The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund. The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations. In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status - and in particular the purchase of such instruments that have already been declared in default as to either income or principal - is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps, credit derivatives and other related instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S.
Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security. This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund's ability to achieve its objectives. The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, CDOs, CLOs, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk: The Fund is subject to maturity risks. The Fund generally invests in municipal securities with intermediate- to long-term maturities. Generally, the longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk: The Fund is subject to portfolio turnover risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

Non-Diversification Risk: The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
GuideMark(SM) Opportunistic Fixed Income Fund (Prospectus Summary) | GuideMark(SM) Opportunistic Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The GuideMarkSM Opportunistic Fixed Income Fund (the "Fund") seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains. The Fund seeks to maximize total return, consisting of capital appreciation and current income, by investing in global fixed income markets.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective under a variety of market, political and economic conditions by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities. The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials. The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset
(derivative investments). The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts. In addition, the Fund's assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.

The Fund's investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features. In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration. The average maturity of fixed income securities and related instruments in the Fund's portfolio will fluctuate depending on the manager's outlook on changing market, economic, and political conditions. Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below. The Fund may utilize fixed income derivatives to lower or extend the Fund's duration substantially. The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as "junk bonds"), and may buy bonds that are in default. It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The use of these derivative transactions may allow the Fund to obtain net long or net negative
(short) exposures to selected interest rates, countries, duration or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund's assets based upon their assessments of changing market, political and economic conditions. Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets. The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund's currency exposure will be actively managed and will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks. These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: The risk that an investment or allocation strategy used for the
Fund may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Foreign Securities Risk: The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities and foreign currencies described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency re-patriation restrictions.

Foreign Exchange Trading Risk: The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund. The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations. In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status - and in particular the purchase of such instruments that have already been declared in default as to either income or principal - is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps, credit derivatives and other related instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S.
Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association (''FNMA" or
"Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (''FHLMC'' or
"Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security. This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund's ability to achieve its objectives. The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, CDOs, CLOs, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk: The Fund is subject to maturity risks. The Fund generally invests in municipal securities with intermediate- to long-term maturities. Generally, the longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk: The Fund is subject to portfolio turnover risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

Non-Diversification Risk: The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
GuideMark(SM) Opportunistic Fixed Income Fund | GuideMark(SM) Opportunistic Fixed Income Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
GuideMark(SM) Opportunistic Fixed Income Fund | GuideMark(SM) Opportunistic Fixed Income Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318

[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

GuideMark(SM) Global Real Return Fund (Prospectus Summary) | GuideMark(SM) Global Real Return Fund
GUIDEMARKSM GLOBAL REAL RETURN FUND
Investment Objective
The GuideMarkSM Global Real Return Fund (the "Fund") seeks to achieve real return consisting of capital appreciation and current income. Real return is defined as total return (consisting of capital appreciation and current income)
reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideMark(SM) Global Real Return Fund		GuideMark(SM) Global Real Return Fund Service Shares	GuideMark(SM) Global Real Return Fund Institutional Shares
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none
Administrative Service Fees		0.25%	none
All Other Expenses		0.30%	0.30%
Other Expenses	[1]	0.55%	0.30%
Acquired Fund Fees and Expenses		0.52%	0.52%
Total Annual Fund Operating Expenses		1.97%	1.47%
[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GuideMark(SM) Global Real Return Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
GuideMark(SM) Global Real Return Fund Service Shares	200	618
GuideMark(SM) Global Real Return Fund Institutional Shares	150	465

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least
80% of its assets in the following four "real return" asset classes: commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (REITs) and other real estate-related investments, and inflation-protected debt securities. The Fund's sub-advisor intends to manage the portfolio tactically using a combination of exchange-traded funds, exchange-traded notes, commodity pools or trusts and/or passively managed index funds ("Underlying Funds"), and may also invest directly in securities. The
Fund's investments are expected to provide global exposure through investment in
U.S. and international securities, including developing markets.

Commodities/Natural Resources. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. The Fund's investments in Underlying
Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries. The Underlying
Funds, or the Fund, may invest in "commodity-linked" or "commodity index-linked"
derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities. The Fund's investment in Underlying Funds provides exposure, primarily through securities of real estate investment trusts
(REITs), to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities. Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the
Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected
Securities ("TIPS") as well as foreign currency-denominated inflation-protected securities.

The Fund's basic strategic target allocation mix is approximately as follows:
20% commodities, 35% natural resource equities, 20% real estate, and 25%
inflation-protected debt securities. Tactical decisions to over or under weight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund's allocations could change substantially over time as the Underlying Funds' asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
GuideMark(SM) Global Real Return Fund (Prospectus Summary) | GuideMark(SM) Global Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEMARKSM GLOBAL REAL RETURN FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The GuideMarkSM Global Real Return Fund (the "Fund") seeks to achieve real return consisting of capital appreciation and current income. Real return is defined as total return (consisting of capital appreciation and current income)
reduced by the expected impact of inflation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In seeking real return, under normal circumstances, the Fund invests at least
80% of its assets in the following four "real return" asset classes: commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (REITs) and other real estate-related investments, and inflation-protected debt securities. The Fund's sub-advisor intends to manage the portfolio tactically using a combination of exchange-traded funds, exchange-traded notes, commodity pools or trusts and/or passively managed index funds ("Underlying Funds"), and may also invest directly in securities. The
Fund's investments are expected to provide global exposure through investment in
U.S. and international securities, including developing markets.

Commodities/Natural Resources. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. The Fund's investments in Underlying
Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries. The Underlying
Funds, or the Fund, may invest in "commodity-linked" or "commodity index-linked"
derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities. The Fund's investment in Underlying Funds provides exposure, primarily through securities of real estate investment trusts
(REITs), to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities. Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the
Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected
Securities ("TIPS") as well as foreign currency-denominated inflation-protected securities.

The Fund's basic strategic target allocation mix is approximately as follows:
20% commodities, 35% natural resource equities, 20% real estate, and 25%
inflation-protected debt securities. Tactical decisions to over or under weight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund's allocations could change substantially over time as the Underlying Funds' asset values change due to market movements, and due to portfolio management decisions.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: The risk that an investment or allocation strategy used by the
Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which increase their costs. The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment
Company Act of 1940, as amended (the "1940 Act"). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming. Because of these and additional factors,
REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Fund's manager. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
GuideMark(SM) Global Real Return Fund | GuideMark(SM) Global Real Return Fund Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	618
GuideMark(SM) Global Real Return Fund | GuideMark(SM) Global Real Return Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465

[1]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.